Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Schedule of common stock reserved for issuance

At March 31, 2017, shares of common stock have been reserved for issuance as follows:

Options to purchase common stock—issued	3,376,921
Options to purchase common stock—unissued	550,225
Inducement grants—issued	108,333
Employee stock purchase plan—unissued	180,845
Warrants to purchase common stock	18,534

4,234,858

At December 31, 2016, shares of common stock have been reserved for issuance as follows:

Options to purchase common stock—issued	2,756,921
Options to purchase common stock—unissued	391,927
Inducement grants—issued	288,889
Employee stock purchase plan—unissued	180,845
Warrants to purchase common stock	18,534

Total	3,637,116

Schedule of options valuation assumptions

The fair value of each option grant for the year ended December 31, 2016 and 2015 was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2016	2015
Estimated dividend yield	—	—
Weighted-average expected stock price volatility	79.1%	75.7%
Weighted-average risk-free interest rate	1.5%	1.8%
Weighted-average expected life of option (in years)	6.20	6.22
Weighted-average fair value per option	$5.09	$5.09

Schedule of stock option activity

The tables below summarize the stock option activity for the year ended December 31, 2016:

	Options Outstanding	Weighted Average Exercise Price	Weighted - Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Balance as of December 31, 2015	1,787,864	$7.54
Granted	1,101,958	7.37
Exercised	(5,722)	4.52
Forfeited	(33,488)	12.81
Canceled or Expired	(7,649)	16.20

Balance as of December 31, 2016	2,842,963	7.39	8.76	$—

Exercisable at December 31, 2016	821,934	6.80	8.10	—

Options expected to vest, net of estimated forfeitures	2,723,085	$7.36	8.74	$—

Schedule of non-vested RSUs

A summary of the status of our non-vested RSUs as of December 31, 2016 and changes during the year ended December 31, 2016, is presented below:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2015	—	$—
Granted	216,667	4.68
Vested	(36,111)	4.68

Unvested as of December 31, 2016	180,556	$4.68

Schedule of Purchase Plan valuation assumptions

The fair value of purchase awards granted to our employees during the year ended December 31, 2016 and 2015 was estimated using the Black-Scholes option pricing model using the weighted-average assumptions provided in the following table:

	2016	2015
Estimated dividend yield	—	—
Expected stock price volatility	66.4%	62.5%
Risk-free interest rate	0.4%	0.1%
Expected life of option (in years)	0.5	0.5